Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Accumulated depreciation on capital equipment	$ 230,621	$ 161,205
Accumulated amortization, patent and trademarks	$ 135,315	$ 118,502
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	675,000,000	675,000,000
Common stock, shares issued	6,259,727	3,969,106
Common stock, shares outstanding	5,977,030	3,618,566
Treasury stock, shares	350,540	350,540
Series A Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	37,564,767	75,000,000
Preferred stock, shares issued	441,938	248,366
Preferred stock, shares outstanding	441,938	248,366
Series B Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	85	0
Preferred stock, shares issued	1	0
Preferred stock, shares outstanding	1	0